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                                March 27, 1997


VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

        Re: Merrill Lynch Middle East/Africa Fund, Inc. Post-Effective Amendment No. 4 under the Securities Act to the Registration Statement on Form N-1A (File Nos. 33-55843 and 811-07155)
                -------------------------------------------------

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Middle East/Africa Fund, Inc. (the "Fund") hereby certifies that:

                (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

                (2) the text of Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securites and Exhange Commission on March 25, 1997.

                                        Very truly yours,

                                        MERRILL LYNCH MIDDLE EAST/AFRICA
                                          FUND, INC.

                                        By:  /s/ James W. Harshaw
                                             --------------------------
                                             James W. Harshaw
                                             Authorized Officer